Taxes on income (Tables)	12 Months Ended
Dec. 31, 2022
Taxes on income
Schedule of components of income tax expense (benefit)

in EUR	2022	2021	2020
Current tax expense	1,816,531	1,776,180	2,275,672
Adjustments in respect of current income tax of previous year	—	—	86,252
Deferred income tax charge / (benefit)	337,057	(559,273)	(385,434)
Income tax expense	2,153,588	1,216,908	1,976,490

Schedule of effective income tax rate reconciliation

		2021
in EUR	2022	Restated*	2020
Loss before tax	(8,732,829)	(11,051,112)	(2,937,410)
Tax under domestic (German) tax rate	2,809,351	3,555,143	944,965
Effect of tax rate in foreign jurisdictions	580,502	(121,803)	423,177
Tax effect of:
Changes in domestic tax rate	—	—	—
Non‑deductible expenses	(141,574)	(226,612)	(128,603)
Current‑year losses for which no deferred tax asset is recognized	(6,338,135)	(4,824,168)	(2,599,849)
Write off (reversal) of deferred tax assets for tax losses carried forward or deductible temporary differences	1,210,337	515,300	(572,321)
Withholding taxes	(136,314)	(142,394)	(126,455)
Permanent differences	(175,802)	—	—
Income tax for prior years	(6,410)	—	(72,671)
Deferred tax prior years	11,408	33,080	—
Others	33,049	(5,454)	9,925
Income tax expense	(2,153,588)	(1,216,908)	(1,976,490)
Effective tax rate	24.66%	11.82%	67.29%

* Certain amounts for 2021 have been restated

Schedule of components of deferred tax balances

	2022		2021
	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax
in EUR	Assets	Liabilities	Assets	Liabilities
Non‑current assets
Intangible assets	226,745	(19,953)	199,402	(122,157)
Property and equipment	—	(2,417,668)	15,051	(3,165,137)
Other financial assets	—	—	—	—
Current assets
Inventories	1,395,529	(19,571)	904,425	—
Trade accounts receivables	12,298	(63,244)	61,177	(49,201)
Other current assets	—	(1,736,912)	142,464	(1,629,005)
Cash and cash equivalents	6,402	—	6,402	(94,947)
Non‑current liabilities
Loans	—	—	—	—
Provisions	7,388	—	48,996	—
Other financial liabilities	36,785	—	—	—
Lease liabilities	1,776,110	—	2,511,560	—
Current liabilities
Loans	—	—	—	—
Trade accounts payable	—	—	501,913	—
Provisions	9,344	(66,401)	186,113	—
Lease liabilities	583,809	—	672,520	(1,900)
Other financial liabilities	266,167	—	553,922	—
Other non‑financial liabilities	212,244	—	146,835	(25,490)
Losses carried forward	373,696	—	101,070	—
Deferred Taxes before netting	4,906,517	(4,323,749)	6,051,852	(5,087,835)
Netting	(4,266,018)	4,266,018	(5,084,054)	5,084,054
Deferred Taxes netted	640,499	(57,731)	967,799	(3,781)